S000000562 [Member] Annual Fund Operating Expenses - Nuveen North Carolina Municipal Bond Fund	May 31, 2026
Nuveen North Carolina Municipal Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.80%
Nuveen North Carolina Municipal Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	0.60%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	1.60%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.